Stockholders' Equity (Details) $ / shares in Units, ¥ in Millions			1 Months Ended				6 Months Ended
	Jan. 06, 2021 USD ($)	Aug. 01, 2020	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Dec. 19, 2020 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Mar. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Jun. 16, 2020 shares
Stockholders' Equity (Details) [Line Items]
Ordinary shares authorized							450,000,000
Ordinary Shares Par Value (in Dollars per share) | $ / shares							$ 0.0001
Preferred shares authorized							50,000,000			50,000,000
Preferred shares per share value (in Dollars per share) | $ / shares							$ 0.0001			$ 0.0001
Ordinary shares outstanding											17,399,176
Aggregate preferred shares issued							7,000
Warrant exercisable for a period date							3 years
Warrant down round feature (in Dollars) | $							$ 1,021,500
Aggregate proceeds of investors (in Dollars) | $							$ 6,299,000
Share price (in Dollars per share) | $ / shares							$ 2.41
Yun Tian [Member]
Stockholders' Equity (Details) [Line Items]
Share price (in Dollars per share) | $ / shares						$ 2.2
Net profit before tax (in Yuan Renminbi) | ¥				¥ 200
Received subscription price (in Dollars) | $							$ 800,000
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Description of securities purchase agreement		the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees.
Net proceed (in Dollars) | $					$ 2,531,000
Subscription receivable (in Dollars) | $					$ 508,750
Warrant down round feature (in Dollars) | $							278,000
Aggregate proceeds of investors (in Dollars) | $							$ 1,500,000
Class A Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares authorized							300,000,000			300,000,000
Ordinary shares outstanding							29,328,180			9,627,553	7,647,962
Ordinary shares issued							29,328,180			9,627,553
Class A Ordinary Shares [Member] | Yun Tian [Member]
Stockholders' Equity (Details) [Line Items]
Subscribes share						4,540,000
Share received (in Dollars) | $			$ 5,000,000
Subscription shares issued							353,623
Class A Ordinary Shares [Member] | Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares issued							770,833
Class B Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares authorized							150,000,000			150,000,000
Ordinary shares outstanding							9,843,096			9,843,096	9,751,214
Ordinary shares issued							9,843,096			9,843,096
Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Share price (in Dollars per share) | $ / shares										$ 2.43
Maximum [Member] | Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price of PIPE Warrants (in Dollars per share) | $ / shares							$ 3.00
Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Share price (in Dollars per share) | $ / shares										$ 1.89
Minimum [Member] | Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price of PIPE Warrants (in Dollars per share) | $ / shares							$ 2.00
2020 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares issued									1,486,504
Call Option [Member]
Stockholders' Equity (Details) [Line Items]
Strategic Cooperation Agreement	the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares, represented by ADSs at a price fixed at US$2 per share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met: (i)if the closing price of the shares in the Company exceeds US$3 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (ii)if the closing price of the shares in the Company exceeds US$5 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (iii)if the closing price of the shares in the Company exceeds US$7.50 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.
Fair value call options (in Dollars) | $	$ 1,909,000
Recognized in expenses (in Dollars) | $							$ 191,000
Exercise of call options (in Dollars) | $							$ 4,000,000.0
Call Option [Member] | Class A Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares issued							2,000,000